Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	Sep. 30, 2025	Jul. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable	$ 478,352		$ 396,483	$ 546,014
Accrued compensation	$ 1,849,052		$ 1,415,093	$ 1,562,041
Stock options issued	11,726,093		10,633,988	10,336,883	6,682,560
Cash on hand	$ 723,797		$ 3,769,510	$ 28,478
Employment Agreements [Member]
Accrued compensation	$ 1,849,052		1,415,093	1,562,041
Chief Financial Officer [Member]
Accounts payable			$ 64,105	$ 67,750
Board Of Directors [Member]
Stock options issued		357,448
Cash bonuses		$ 449,000
Cash on hand		$ 3,500,000